Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Recognized accrual	$ 1,990	$ 2,174
Contingent liability			$ 3,200
Accrued amount	400
Reversed contingent liability		$ 3,200
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated loss	3,200
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated loss	$ 3,600